Project Summit	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Project Summit	In October 2019, we announced our global program designed to better position us for future growth and achievement of our strategic objectives (“Project Summit”) which we completed as of December 31, 2021. The implementation of Project Summit resulted in total operating expenditures (“Restructuring Charges”) of approximately $450,000 that primarily consisted of: (1) employee severance costs; (2) internal costs associated with the development and implementation of Project Summit initiatives; (3) professional fees, primarily related to third party consultants who assisted with the design and execution of various initiatives as well as project management activities and (4) system implementation and data conversion costs. As Project Summit was completed as of December 31, 2021, there were no Restructuring Charges for the three months ended March 31, 2022. Total Restructuring Charges for the three months ended March 31, 2021 was $39,811 and consisted of (i) employee severance costs of $3,808 and (ii) professional fees and other costs of $36,003.
13. PROJECT SUMMIT
In October 2019, we announced Project Summit, our global program designed to better position us for future growth and achievement of our strategic objectives. We expanded Project Summit during the first quarter of 2020 to include additional opportunities to streamline our business and operations, as well as accelerated the timing of certain opportunities previously identified. As of December 31, 2021, we have completed Project Summit. As a result of the program we have simplified our global structure, rebalanced resources to focus on higher growth areas, realigned our management structure to create a more dynamic, agile organization, made investments to enhance the customer experience and leveraged new technology solutions that enabled us to modernize our service delivery model and more efficiently utilize our fleet, labor and real estate.
The implementation of Project Summit resulted in total operating expenditures ("Restructuring Charges") of approximately $450,000 that primarily consisted of: (1) employee severance costs; (2) internal costs associated with the development and implementation of Project Summit initiatives; (3) professional fees, primarily related to third party consultants who assisted with the design and execution of various initiatives as well as project management activities and (4) system implementation and data conversion costs.
Restructuring Charges included in the accompanying Consolidated Statement of Operations for the years ended December 31, 2021, 2020 and 2019, and from the inception of Project Summit through December 31, 2021, are as follows:

	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2020	YEAR ENDED DECEMBER 31, 2019	FROM INCEPTION OF PROJECT SUMMIT THROUGH DECEMBER 31, 2021
Employee severance costs	$22,809	$47,349	$20,850	$91,008
Professional fees and other costs	183,617	147,047	27,747	358,411
Restructuring Charges	$206,426	$194,396	$48,597	$449,419
Restructuring Charges included in the accompanying Consolidated Statement of Operations by segment for the years ended December 31, 2021, 2020 and 2019, and from inception of Project Summit through December 31, 2021, are as follows:

	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2020	YEAR ENDED DECEMBER 31, 2019	FROM INCEPTION OF PROJECT SUMMIT THROUGH DECEMBER 31, 2021
Global RIM Business	$59,033	$67,140	$21,900	$148,073
Global Data Center Business	3,062	1,632	306	5,000
Corporate and Other Business	144,331	125,624	26,391	296,346
Restructuring Charges	$206,426	$194,396	$48,597	$449,419
A rollforward of the accrued Restructuring Charges, which is included as a component of Accrued expenses and other current liabilities in our Consolidated Balance Sheet from the inception of Project Summit through December 31, 2021 is as follows:

	EMPLOYEE SEVERANCE COSTS	PROFESSIONAL FEES AND OTHER	TOTAL ACCRUED RESTRUCTURING CHARGES
Inception of Project Summit	$—	$—	$—
Amounts accrued	20,850	27,747	48,597
Payments	(16,027)	(14,793)	(30,820)
Balance as of December 31, 2019	4,823	12,954	17,777
Amounts accrued	47,349	147,047	194,396
Payments	(32,455)	(136,222)	(168,677)
Other, including currency translation adjustments	(3,439)	(4)	(3,443)
Balance as of December 31, 2020	$16,278	$23,775	$40,053
Amounts accrued	22,809	183,617	206,426
Payments	(29,956)	(199,664)	(229,620)
Other, including currency translation adjustments	2,858	—	2,858
Balance as of December 31, 2021	$11,989	$7,728	$19,717